Accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities [Line Items]
Payroll liabilities	$ 28,524	$ 16,082
Current portion of DSU liabilities	0	5,099
Income and other taxes payable	26,515	8,189
Loans from affiliates and joint ventures	11,387	0
Dividends payable	2,674	2,098
Other	3,125	5,594
Accrued liabilities	94,726	43,784
MacKellar
Accrued Liabilities [Line Items]
Obligation and Deferred consideration related to acquisition	20,070	0
Obligation related to DGI acquisition
Accrued Liabilities [Line Items]
Obligation and Deferred consideration related to acquisition	2,431	1,720
Deferred consideration related to ML Northern acquisition
Accrued Liabilities [Line Items]
Obligation and Deferred consideration related to acquisition	$ 0	$ 5,002